Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GAMCO MATHERS FUND
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
THE GAMCO MATHERS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital appreciation over the long term in various market conditions without excessive risk of capital loss.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class AAA shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by using the following principal strategies:
  investing primarily in common stocks, selected for their appreciation potential investing in certain event driven situations such as announced mergers, acquisitions, and reorganizations (“arbitrage”)
  engaging, within prescribed limits, in short sales of equity securities, including exchange-traded funds (“ETFs”), whereby the Fund borrows and sells a security it does not own in order to profit from the potential decline in the price of that security varying its common stock exposure by hedging, primarily with the purchase or short sale of Standard & Poor’s 500 Index (“S&P 500 Index”) futures contracts investing all or any portion of its assets in U.S. Treasury securities when the portfolio manager believes the risk of loss from investing in stocks is high
No minimum or maximum percentage of the Fund’s assets is required to be invested in any type of security or investment strategy.

GAMCO Asset Management, Inc., the Fund's investment adviser (the "Adviser"), selects stocks using traditional fundamental analysis of both value and growth data, in conjunction with standard technical analysis. Fundamental analysis involves the use of various data including, but not limited to, price/earnings, price/revenues, price/book value, and price/dividend ratios, and various growth rate calculations for earnings, sales, and other data. Technical analysis includes, but is not limited to, the study of rates of change in stock price movement, volume trends, moving averages, relative strength, and overbought/oversold indicators. The stock selection process is not limited by the total market value of a company's stock and, therefore, the Fund may invest in small, medium, or large capitalization issues.

The Fund may make short sales of equity securities, including ETFs, in amounts of up to 90% of the value of the Fund's net assets as determined at the time of the short sale. A short sale is a transaction in which the Fund sells a security which it does not then own in order to profit from the potential decline in the market price of that security. When the Fund sells a stock short, it is obligated to subsequently purchase that stock for delivery. The Fund will realize a gain if the stock purchase price is less than the price when it was sold short, and will realize a loss if the purchase price of the stock is greater than the price when it was sold short.

The Fund may invest all or any portion of its assets in U.S. Treasury bills, notes, and/or bonds when the Fund's portfolio manager believes financial market conditions warrant such action and/or during periods when the Fund's portfolio manager believes that the risk associated with owning equity securities is high due to various traditional stock market valuation benchmarks approaching the upper limits of their long-term historical ranges. At such times, which may continue for extended periods, the Fund's equity exposure may represent a relatively low percentage of the Fund's assets.

The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

The Adviser may sell a holding if its fundamentals change in a way, as determined by the Adviser, that the investment case for the holding is no longer appropriate for the Fund.

		The Fund does not necessarily purchase or hold individual securities to qualify for long term capital gains treatment. As a result, turnover in the Fund’s portfolio may be very high, since investments may be held for very short time periods when the Fund’s portfolio manager believes further capital appreciation of those investments is unlikely or that a loss of capital may occur.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may want to invest in the Fund if:
  you seek long term growth of capital and are skeptical of a fully invested buy and hold equity investment strategy you seek a portfolio that generally may be long and/or short individual stocks, and/or long U.S. Treasury securities, and/or may employ hedging techniques with respect to its common stock exposure you seek a portfolio that is flexibly managed to potentially take advantage of a decline in the U.S. equity markets
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them.
  Equity Market Risk.    The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.
  ETF Risk.    ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF and ETFs may trade in the secondary market at prices below their net asset value. In addition, the Fund will bear its pro rata share of the ETF’s fees and expenses. An investment in an ETF involves substantially the same risks as investing directly in the ETF’s underlying securities.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
  Hedging Risk.    The percentage fluctuation in the value of the Fund’s hedge positions in stock index futures contracts may be greater than those of the underlying index, and positions in such futures contracts are subject to certain other risks, including, but not limited to, the following:
  an imperfect correlation between the change in market value of the Fund’s long stock positions relative to its short stock index futures hedge positions, limiting the effectiveness of the hedge possible temporary illiquidity in the markets for stock index futures which may result in continuing exposure to adverse price movements the fact that the decision to hedge may prove incorrect and, in that case, the Fund would have been better off not hedging
  Interest Rate Risk.    To the extent that the Fund's portfolio is invested in U.S. Treasury securities, it is subject to the risk of a decrease in principal value of the securities as interest rates rise. Generally, the longer the maturity of a fixed income security, the greater the gain or loss of principal value for a given change in interest rates. Given the historically low interest rate environment in the U.S., risks associated with rising rates are heightened. Recent and potential future changes in government policy that could affect interest rates and current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of investments held by the Fund. The negative impact on fixed income securities from any interest rate increases could be swift and significant.
  Issuer-Specific Risk.    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Fund could lose all of its investment in a company’s securities.
  Large-Capitalization Risk.    Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Liquidity Risk.    The risk that certain securities (particularly illiquid securities and restricted securities) may be difficult or impossible to sell at the time and the price that the Adviser would like. This may result in a loss or may be costly to the Fund.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Market Risk.    The risk that the securities markets will fluctuate, sometimes rapidly and unpredictably based on overall economic conditions and other factors.
  Merger Risk.    In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case the Fund would lose money. It is also possible that the Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case the Fund may not realize any premium on its investment and could lose money if the value of the securities declines during the Fund’s holding period.
  Portfolio Turnover Risk.    High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total returns. The sale of portfolio securities also may result in the recognition of capital gain, which will be taxable to shareholders when distributed to them, or loss.
  Rising Stock Market Risk.    During periods when the Fund is short stock(s) in a rising market, the risk of loss will be greater than in a declining stock market. Over time stock markets have risen more often than they have declined.
  Short Sale Risk.    The Fund will incur a loss if it sells a security short and the price of the security rises rather than falls. Short sales expose the Fund to the risk that it may have to buy back the security sold short (also known as "covering" the short position) at a time when the security is at a higher price than it was when it was sold short. This will result in a loss to the Fund. The Fund's investment performance may also be suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not associated with investing in securities directly, such as the cost of borrowing securities sold short and margin account maintenance costs associated with the Fund's open short positions. These expenses will negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs. There is no maximum price limit for a security sold short. Therefore, in theory, securities sold short have unlimited risk of loss.
  Small and Mid-Capitalization Risk.    Risk is greater for the securities of small and mid-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.
  Special Situation Risk.    The Fund may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	THE GAMCO MATHERS FUND (Total Returns for the Years Ended December 31)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 6.13% (quarter ended September 30, 2015), and the lowest return for a quarter was (5.49)% (quarter ended December 31, 2013).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including Roth IRAs and SEP IRAs (collectively, "IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" and "Return After Taxes on Distributions" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
THE GAMCO MATHERS FUND | CLASS AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends and Interest Expense from Short Sales	rr_Component1OtherExpensesOverAssets	2.36%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.99%
Other Expenses	rr_OtherExpensesOverAssets	3.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.60%
1 Year	rr_ExpenseExampleYear01	$ 461
3 Years	rr_ExpenseExampleYear03	1,388
5 Years	rr_ExpenseExampleYear05	2,323
10 Years	rr_ExpenseExampleYear10	$ 4,693
2007	rr_AnnualReturn2007	3.56%
2008	rr_AnnualReturn2008	0.20%
2009	rr_AnnualReturn2009	(1.05%)
2010	rr_AnnualReturn2010	(3.57%)
2011	rr_AnnualReturn2011	(4.40%)
2012	rr_AnnualReturn2012	(6.60%)
2013	rr_AnnualReturn2013	(15.02%)
2014	rr_AnnualReturn2014	(7.92%)
2015	rr_AnnualReturn2015	(3.01%)
2016	rr_AnnualReturn2016	(13.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.49%)
Past One Year	rr_AverageAnnualReturnYear01	(13.44%)
Past Five Years	rr_AverageAnnualReturnYear05	(9.31%)
Past Ten Years	rr_AverageAnnualReturnYear10	(5.29%)
THE GAMCO MATHERS FUND | Return After Taxes on Distributions | CLASS AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(13.44%)
Past Five Years	rr_AverageAnnualReturnYear05	(9.31%)
Past Ten Years	rr_AverageAnnualReturnYear10	(5.37%)
THE GAMCO MATHERS FUND | Return After Taxes on Distributions and Sale of Fund Shares | CLASS AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(7.61%)
Past Five Years	rr_AverageAnnualReturnYear05	(6.74%)
Past Ten Years	rr_AverageAnnualReturnYear10	(3.77%)
THE GAMCO MATHERS FUND | Standard & Poor's ("S&P") 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	11.96%
Past Five Years	rr_AverageAnnualReturnYear05	14.66%
Past Ten Years	rr_AverageAnnualReturnYear10	6.95%